Leases (Schedule of Components of Operating Lease Cost) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Operating lease cost:
Amortization of right-of-use assets	$ 693
Interest on lease liabilities	61
Variable lease payments not included in the lease liability	3
Short-term lease cost	150
Total operating lease cost	$ 907